Financial Instruments - Schedule of Changes in Financial Liabilities, Level 3 Fair Value, Subsidiary Preferred Shares (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Disclosure of financial liabilities [line items]
Balance at beginning of period	$ 4,951
Balance at end of period	73,317
Subsidiary preferred shares
Disclosure of financial liabilities [line items]
Balance at beginning of period	169
Change in fair value	1,613
Balance at end of period	69,882
Subsidiary preferred shares | At fair value
Disclosure of financial liabilities [line items]
Balance at beginning of period	169
Value at issuance	68,100
Change in fair value	1,613
Balance at end of period	$ 69,882